Share-Based Payments - Equity - Acquisition WalkMe Awards (Details) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2023 € / shares	Dec. 31, 2022 € / shares	Dec. 31, 2024 EUR (€) shares
SHARE-BASED PAYMENTS
Average closing price over the five trading days | € / shares		€ 197.14	€ 130.59
WalkMe Rights
SHARE-BASED PAYMENTS
Unrecognized expenses				€ 17
Remaining vesting period	3 years 10 months 24 days
Tranche Two | WalkMe Rights
SHARE-BASED PAYMENTS
Vesting period	4 years 2 months 12 days
WalkMe
SHARE-BASED PAYMENTS
SAP consideration per share | $ / shares	$ 14
Average closing price over the five trading days | $ / shares	$ 215.89
Equity award exchange ratio	0.0648
Number of other equity instruments outstanding. | shares				0.3
Fair value after considering expected forfeitures.				€ 42
Fair value allocated to consideration transferred.				18
Fair value allocated to future services to be provided.				€ 24